Share-based compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 29, 2021	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($)
Disclosure Of Share Based Payment Arrangements [Line Items]
Risk free interest rate		1.14%	0.93%
Volatility rate		51.89%	53.24%
Expected dividend		$ 0
Unamortized compensation costs		$ 26,997	$ 2,774
Estimated weighted average remaining period for cost recognition		2 years 2 months 12 days
Total expense related to share based compensation plan		$ 18,857	2,803
Stock based compensation recorded in reserve		19,585	3,295	$ 747
Capital reserve [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Stock based compensation recorded in reserve		$ 8,736	$ 2,803
Bottom of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Target asset price | $ / shares			$ 8.84
Top of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Target asset price | $ / shares		$ 10.72
Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares		1,799,000	7,382,000
Restricted Share Unit [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of units awarded | shares		1,619,000	276,000
Pre IPO Plans [Member] | Bottom of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Term of options as of the grant date		5 years
Share based payment arrangement,awards exercisable as employee service period after the options are granted		4 years
Options exercisable,percentage	25.00%	20.00%
Pre IPO Plans [Member] | Top of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Term of options as of the grant date		6 years
Share based payment arrangement,awards exercisable as employee service period after the options are granted		5 years
Options exercisable,percentage	20.00%	25.00%
Pre IPO Plans [Member] | Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares		8,729,696
Pre IPO Plans [Member] | Restricted Share Unit [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of units awarded | shares		2,792,734
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Term of options as of the grant date	7 years
Target asset price | $ / shares		$ 13.06
Risk free interest rate		8.81%
Volatility rate		47.69%
Expected dividend		$ 0
Unamortized compensation costs		$ 942
Estimated weighted average remaining period for cost recognition		1 year 11 months 8 days
Total expense related to share based compensation plan		$ 728
Number of ordinary nominative shares | shares		8,590,000
Loja Integrada Share Based Compensation Plan [Member] | Capital reserve [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Stock based compensation recorded in reserve		$ 481
Loja Integrada Share Based Compensation Plan [Member] | Bottom of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Share based payment arrangement,awards exercisable as employee service period after the options are granted	4 years
Loja Integrada Share Based Compensation Plan [Member] | Top of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Share based payment arrangement,awards exercisable as employee service period after the options are granted	5 years
Loja Integrada Share Based Compensation Plan [Member] | Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares		23,570
Loja Integrada Share Based Compensation Plan [Member] | Restricted Share Unit [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of units awarded | shares		94,900